Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment
Compensation Cost [Table Text Block]
	2018	2017	2016
Performance stock units	$301	$395	$480
Restricted stock and stock units	153	90	152
Other nonvested stock units	4	(5)	21
Stock options	5	-	-
Total	$463	$480	$653
Income tax benefit	$114	$184	$250

Status Of Nonvested Stock Units Activity And Changes During Year [Table Text Block]
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2018	29	$38.35
Granted	15	35.53
Issued in Time Warner acquisition	17	41.23
Vested	(20)	38.50
Forfeited	(2)	38.11
Nonvested at December 31, 2018	39	$38.44